Provisions (Tables)	12 Months Ended
Mar. 31, 2026
Provisions
Schedule of Provisions
The table below is a summary of provisions by type and between current and non-current
amounts.

	Asset retirement obligations € m	Legal and regulatory € m	Restructuring € m	Other € m	Total € m

1 April 2024	933	269	942	304	2,448

Exchange movements	2	(12)	1	(1)	(10)

Amounts capitalised in the year	71	–	–	–	71

Amounts charged to the income statement	–	85	133	280	498

Utilised in the year - payments	(38)	(46)	(238)	(108)	(430)

Amounts released to the income statement	(9)	(21)	(7)	(44)	(81)

31 March 2025	959	275	831	431	2,496

Exchange movements	(20)	(18)	(3)	1	(40)

Acquisitions	80	4	1	5	90

Amounts capitalised in the year	143	–	–	–	143

Amounts charged to the income statement	–	146	78	146	370

Utilised in the year - payments	(41)	(31)	(248)	(104)	(424)

Amounts released to the income statement	(6)	(50)	(194)	(60)	(310)

Other 1	–	–	(333)	–	(333)

31 March 2026	1,115	326	132	419	1,992

Schedule of Provisions analysed between current and non-current

	Asset retirement obligations € m	Legal and regulatory € m	Restructuring € m	Other € m	Total € m

Current liabilities	62	283	72	314	731

Non-current liabilities	1,053	43	60	105	1,261

31 March 2026	1,115	326	132	419	1,992

	Asset retirement obligations € m	Legal and regulatory € m	Restructuring € m	Other € m	Total € m

Current liabilities	56	222	478	310	1,066

Non-current liabilities	903	53	353	121	1,430

31 March 2025	959	275	831	431	2,496
Note:

1.
Other movements in respect of the Restructuring provision includes re-classifications
to Trade and other payables of employee termination liabilities whose timing and value are no longer uncertain. Certain of these payments are long term in nature and are subject to change for prevailing inflation indices in the relevant market.